Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserves [member]	Accumulated Losses [member]
At the beginning of reporting period, amount at Jun. 30, 2015	$ 24,689,743	$ 179,878,436	$ 5,267,729	$ (160,456,422)
Other comprehensive income (loss) for the year, net of tax	306,997		306,997
Loss after income tax expense for the year	(62,015,184)			(62,015,184)
Total comprehensive income/( loss) for the year	(61,708,187)		306,997	(62,015,184)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	13,477,930	13,477,930
Issue of convertible notes	9,331,297		9,331,297
Share based payment	82,242		82,242
Share based payment to strategic investor	47,468,071		47,468,071
Employee share based payment	1,976,417		1,976,417
Exercise of vested performance rights		1,174,566	(1,174,566)
At reporting date, amount at Jun. 30, 2016	35,317,513	194,530,932	63,258,187	(222,471,606)
Other comprehensive income (loss) for the year, net of tax	(271,696)		(271,696)
Loss after income tax expense for the year	(9,367,206)			(9,367,206)
Total comprehensive income/( loss) for the year	(9,638,902)		(271,696)	(9,367,206)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	(8,532)	(8,532)
Employee share based payment	862,227		862,227
Exercise of vested performance rights		830,143	(830,143)
At reporting date, amount at Jun. 30, 2017	26,532,306	195,352,543	63,018,575	(231,838,812)
Other comprehensive income (loss) for the year, net of tax	1,329,119		1,329,119
Loss after income tax expense for the year	(12,746,020)			(12,746,020)
Total comprehensive income/( loss) for the year	(11,416,901)		1,329,119	(12,746,020)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	16,142,679	16,142,679
Issue of convertible notes	13,750,828
Employee share based payment	2,263,843		2,263,843
Exercise of vested performance rights		1,737,497	(1,737,497)
At reporting date, amount at Jun. 30, 2018	$ 33,521,927	$ 213,232,719	$ 64,874,040	$ (244,584,832)